Guarantee liabilities and risk assurance liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Guarantor Obligations [Line Items]
Risk Assurance Liabilities Maximum Exposure	$ 1,712,000,000	¥ 11,916,000,000	¥ 0
Maximum potential undiscounted future payment	$ 319,000,000	¥ 2,223,000,000	¥ 10,703,000,000
Minimum [Member]
Guarantor Obligations [Line Items]
Guarantee term	1 month
Maximum [Member]
Guarantor Obligations [Line Items]
Guarantee term	4 years
Risk Assurance Liabilities [Member] | Minimum [Member]
Guarantor Obligations [Line Items]
Guarantee term	1 month
Risk Assurance Liabilities [Member] | Maximum [Member]
Guarantor Obligations [Line Items]
Guarantee term	18 months